Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	$ 10,514	¥ 74,648		¥ 122,801
Restricted cash	2,403	17,100		7,600
Short-term investments				26,402
Accounts receivable, net	10,362	73,570		117,409
Prepayments and other current assets	19,427	137,933		158,811
Total current assets	49,155	348,996		481,825
Non-current assets:
Property and equipment, net	71	504		5,013
Right-of-use assets, net	793	5,633		21,879
Intangible assets	7,091	50,344		62,649
Goodwill	1,024	7,268		7,268
Other non-current assets	94	666		2,902
Total non-current assets	9,073	64,415		99,711
Total assets	58,228	413,411		581,536
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB811,303 and RMB684,660 as of December 31, 2022 and December 31, 2023, respectively):
Short-term borrowings	53,462	379,573		394,994
Registered users' loyalty payable	1,953	13,863		29,773
Advance from customers and deferred revenue	7,973	56,610		48,706
Salary and welfare payable	5,277	37,466		59,561
Tax payable	5,697	40,448		40,474
Lease liabilities, current	339	2,407		15,083
Accrued liabilities related to users' loyalty programs	4,717	33,500		64,589
Accrued liabilities and other current liabilities	34,344	243,843		336,262
Total current liabilities	113,784	807,853		990,034
Non-current liabilities (including non-current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB7,599 and RMB3,366, as of December 31, 2022 and December 31, 2023, respectively):
Convertible loan	273,924	1,944,834		1,746,188
Lease liabilities, non-current	474	3,366		7,599
Deferred tax liabilities	1,636	11,616		14,019
Non-current liabilities	276,034	1,959,816		1,767,806
Total liabilities	389,818	2,767,669		2,757,840
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	222,979	1,583,130		1,414,435
Shareholders’ deficit:
Additional paid-in capital	716,456	5,086,766		5,049,458
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively)	(20,033)	(142,229)		(142,229)
Accumulated other comprehensive income	(22,183)	(157,502)		(102,834)
Accumulated deficit	(1,228,816)	(8,724,500)		(8,395,184)
Total Qutoutiao Inc. shareholders' deficit	(554,569)	(3,937,388)		(3,590,739)
Total liabilities, mezzanine equity and shareholders' deficit	58,228	413,411		581,536
Common Class A [Member]
Shareholders’ deficit:
Common stock, value	4	26		26
Common Class B [Member]
Shareholders’ deficit:
Common stock, value	3	24		24
Related Party [Member]
Current assets:
Amounts due from related parties	6,449	45,787	[1]	48,802	[1]
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB811,303 and RMB684,660 as of December 31, 2022 and December 31, 2023, respectively):
Amounts due to a related party	$ 22	¥ 154		¥ 592

[1]	For the years ended December 31, 2021, 2022 and 2023, the service fee of RMB39.8 million, RMB2.5 million and nil million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2022 and 2023, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB48.8 million and RMB45.8 million respectively. Although the balance as of December 31, 2023 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.